Long-Term Debt - Additional Information - Other (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 17, 2023	Jan. 26, 2018
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time		5.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of debt	5.00%
Transportation Equipment | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Vessel market value to loan minimum required ratio	125.00%
Minimum
Debt Instrument [Line Items]
Revolving credit lines maturity period (in months)	6 months
Teekay Parent | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 125.0
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 35.0